Goodwill and Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of finite-lived intangible assets
Intangible assets, net were comprised of the following at December 31, 2023 (in thousands, except for weighted-average period):

	Estimated life	Cost Basis	Accumulated Amortization	Net	Remaining Weighted- Average Amortization Period
Tradenames	5 years	$1,233	$(609)	$624	2.53
Customer relationships	5 years	2,574	(1,271)	1,303	2.53
Software applications	5 years	3,771	(1,862)	1,909	2.53

		$7,578	$(3,742)	$3,836

Intangible assets, net were comprised of the following at December 31, 2022 (in thousands, except for weighted-average period):

	Estimated life	Cost Basis	Accumulated Amortization	Net	Remaining Weighted- Average Amortization Period
Tradenames	5 years	$1,233	$(363)	$870	3.54
Customer relationships	5 years	2,574	(756)	1,818	3.54
Software applications	5 years	3,771	(1,108)	2,663	3.54

		$7,578	$(2,227)	$5,351

Schedule of finite-lived intangible assets, future amortization expense	Estimated future amortization expense as of December 31, 2023 approximately as follows (in thousands):

Amount
2024	$1,516
2025	1,516
2026	804

Total	3,836